Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parenthetical)	Aug. 10, 2026	Mar. 12, 2026	Dec. 02, 2025
Subsequent Event [Line Items]
Reverse stock split		1-for-80	1-for-16
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-45 reverse share split